Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.52%
Aerospace & Defense–1.31%
Textron, Inc.	228,223	$19,282,561
Air Freight & Logistics–1.71%
FedEx Corp.	106,482	25,109,520
Asset Management & Custody Banks–2.10%
State Street Corp.	265,636	30,816,432
Biotechnology–0.42%
Regeneron Pharmaceuticals, Inc.	11,061	6,219,268
Brewers–0.90%
Anheuser-Busch InBev S.A./N.V. (Belgium)	219,754	13,136,165
Broadline Retail–1.38%
eBay, Inc.	222,391	20,226,461
Building Products–1.54%
Johnson Controls International PLC	205,840	22,632,108
Cable & Satellite–2.02%
Charter Communications, Inc., Class A(b)	66,928	18,412,227
Comcast Corp., Class A	357,110	11,220,396
		29,632,623
Casinos & Gaming–0.62%
Las Vegas Sands Corp.	168,572	9,067,488
Communications Equipment–3.03%
Cisco Systems, Inc.	520,068	35,583,053
F5, Inc.(b)	27,732	8,962,705
		44,545,758
Construction Machinery & Heavy Transportation Equipment– 2.26%
Caterpillar, Inc.	35,138	16,766,097
Wabtec Corp.	81,977	16,433,929
		33,200,026
Consumer Finance–0.40%
Capital One Financial Corp.	27,574	5,861,681
Diversified Banks–9.80%
Bank of America Corp.	1,022,691	52,760,629
Citigroup, Inc.	277,333	28,149,299
Fifth Third Bancorp(c)	476,809	21,241,841
Wells Fargo & Co.	497,516	41,701,791
		143,853,560
Electric Utilities–0.87%
Evergy, Inc.	167,253	12,714,573
Electrical Components & Equipment–2.73%
Eaton Corp. PLC	55,727	20,855,830
Emerson Electric Co.	146,201	19,178,647
		40,034,477
Shares		Value
Fertilizers & Agricultural Chemicals–0.58%
Corteva, Inc.	126,589	$8,561,214
Food Distributors–1.73%
Sysco Corp.(c)	308,985	25,441,825
Footwear–0.81%
NIKE, Inc., Class B	169,554	11,823,000
Health Care Distributors–0.68%
Henry Schein, Inc.(b)(c)	151,387	10,047,555
Health Care Equipment–2.65%
Becton, Dickinson and Co.	74,047	13,859,377
GE HealthCare Technologies, Inc.	126,571	9,505,482
Medtronic PLC	162,552	15,481,453
		38,846,312
Health Care Services–2.61%
CVS Health Corp.	508,668	38,348,481
Household Products–3.78%
Clorox Co. (The)	101,990	12,575,367
Kimberly-Clark Corp.	165,204	20,541,466
Reckitt Benckiser Group PLC (United Kingdom)	291,599	22,453,688
		55,570,521
Integrated Oil & Gas–4.74%
Chevron Corp.	227,928	35,394,939
Exxon Mobil Corp.	116,911	13,181,715
Suncor Energy, Inc. (Canada)	502,905	21,026,458
		69,603,112
Interactive Media & Services–4.47%
Alphabet, Inc., Class A	167,775	40,786,102
Meta Platforms, Inc., Class A	33,928	24,916,045
		65,702,147
Investment Banking & Brokerage–0.57%
Goldman Sachs Group, Inc. (The)	10,492	8,355,304
IT Consulting & Other Services–2.01%
Cognizant Technology Solutions Corp., Class A	321,616	21,570,785
DXC Technology Co.(b)	581,901	7,931,311
		29,502,096
Life & Health Insurance–1.00%
MetLife, Inc.	178,547	14,706,916
Life Sciences Tools & Services–1.28%
ICON PLC(b)	53,898	9,432,150
IQVIA Holdings, Inc.(b)	49,054	9,317,317
		18,749,467
Managed Health Care–2.98%
Elevance Health, Inc.	70,155	22,668,484
Humana, Inc.	34,094	8,870,236
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	35,530	$12,268,509
		43,807,229
Movies & Entertainment–1.31%
Universal Music Group N.V. (Netherlands)	273,982	7,917,383
Walt Disney Co. (The)	99,353	11,375,919
		19,293,302
Multi-Utilities–3.17%
Dominion Energy, Inc.(c)	314,233	19,221,633
Sempra(c)	303,657	27,323,057
		46,544,690
Oil & Gas Equipment & Services–0.53%
Tenaris S.A.	429,901	7,703,014
Oil & Gas Exploration & Production–1.81%
ConocoPhillips	197,799	18,709,807
EQT Corp.	143,300	7,799,819
		26,509,626
Paper & Plastic Packaging Products & Materials–1.00%
International Paper Co.(c)	317,286	14,722,070
Pharmaceuticals–5.96%
AstraZeneca PLC (United Kingdom)	132,542	20,305,566
Bristol-Myers Squibb Co.	197,100	8,889,210
Johnson & Johnson	109,398	20,284,577
Merck & Co., Inc.	217,071	18,218,769
Sanofi S.A., ADR	419,102	19,781,615
		87,479,737
Property & Casualty Insurance–2.05%
Allstate Corp. (The)	52,169	11,198,076
American International Group, Inc.	239,676	18,824,153
		30,022,229
Regional Banks–4.73%
Citizens Financial Group, Inc.	492,701	26,191,985
Huntington Bancshares, Inc.	1,467,666	25,346,592
M&T Bank Corp.(c)	90,777	17,939,351
		69,477,928
Research & Consulting Services–0.80%
TransUnion	140,105	11,737,997
Restaurants–3.17%
Domino’s Pizza, Inc.	32,999	14,245,998
Restaurant Brands International, Inc. (Canada)	255,282	16,376,789
Shares		Value
Restaurants–(continued)
Starbucks Corp.	188,915	$15,982,209
		46,604,996
Semiconductors–3.53%
Intel Corp.	466,468	15,650,001
NXP Semiconductors N.V. (Netherlands)	112,226	25,557,227
QUALCOMM, Inc.	64,254	10,689,296
		51,896,524
Soft Drinks & Non-alcoholic Beverages–0.71%
Coca-Cola Co. (The)	157,545	10,448,384
Specialty Chemicals–1.22%
International Flavors & Fragrances, Inc.	290,737	17,891,955
Systems Software–3.06%
Microsoft Corp.	86,640	44,875,188
Telecom Tower REITs–0.78%
SBA Communications Corp., Class A	59,157	11,438,006
Tobacco–1.71%
Philip Morris International, Inc.	154,928	25,129,322
Total Common Stocks & Other Equity Interests (Cost $918,360,952)		1,417,172,848
Money Market Funds–3.36%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	17,263,513	17,263,513
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	32,059,968	32,059,968
Total Money Market Funds (Cost $49,323,481)		49,323,481
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $967,684,433)		1,466,496,329
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.03%
Invesco Private Government Fund, 4.14%(d)(e)(f)	20,551,340	20,551,340
Invesco Private Prime Fund, 4.26%(d)(e)(f)	53,335,369	53,351,370
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,902,710)		73,902,710
TOTAL INVESTMENTS IN SECURITIES–104.91% (Cost $1,041,587,143)		1,540,399,039
OTHER ASSETS LESS LIABILITIES—(4.91)%		(72,054,813)
NET ASSETS–100.00%		$1,468,344,226
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,946,450	$79,028,024	$(72,710,961)	$-	$-	$17,263,513	$384,348
Invesco Treasury Portfolio, Institutional Class	20,328,278	146,766,331	(135,034,641)	-	-	32,059,968	707,911
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,751,088	553,468,651	(556,668,399)	-	-	20,551,340	790,294*
Invesco Private Prime Fund	61,891,507	1,229,388,847	(1,237,926,020)	-	(2,964)	53,351,370	2,144,919*
Total	$116,917,323	$2,008,651,853	$(2,002,340,021)	$-	$(2,964)	$123,226,191	$4,027,472

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/08/2025	Barclays Bank PLC	CAD	666,965	USD	481,937	$2,530
10/08/2025	Deutsche Bank AG	USD	1,020,185	EUR	869,020	465
10/08/2025	J.P. Morgan Chase Bank, N.A.	CAD	666,965	USD	482,070	2,664
10/08/2025	Royal Bank of Canada	CAD	25,148,471	USD	18,202,926	126,510
10/08/2025	Royal Bank of Canada	USD	509,627	GBP	380,134	1,633
Subtotal—Appreciation						133,802
Currency Risk
10/08/2025	Canadian Imperial Bank of Commerce	USD	477,094	GBP	354,150	(781)
10/08/2025	Deutsche Bank AG	GBP	16,095,555	USD	21,611,924	(35,767)
10/08/2025	Deutsche Bank AG	USD	639,592	CAD	881,480	(5,995)
10/08/2025	Goldman Sachs International	CAD	856,659	USD	614,739	(1,017)
10/08/2025	Royal Bank of Canada	EUR	21,204,395	USD	24,729,308	(174,904)
Subtotal—Depreciation						(218,464)
Total Forward Foreign Currency Contracts						$(84,662)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,345,657,032	$71,515,816	$—	$1,417,172,848
Money Market Funds	49,323,481	73,902,710	—	123,226,191
Total Investments in Securities	1,394,980,513	145,418,526	—	1,540,399,039
Other Investments - Assets*
Forward Foreign Currency Contracts	—	133,802	—	133,802
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(218,464)	—	(218,464)
Total Other Investments	—	(84,662)	—	(84,662)
Total Investments	$1,394,980,513	$145,333,864	$—	$1,540,314,377

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund